Stock-Based Compensation (Summary of Stock Option Transactions under Option Plans) (Details) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Shares
Options outstanding	396,504	348,830	347,199
Options granted	40,643	98,004	39,383
Options exercised			(2,979)
Options forfeited	(14,065)	(50,330)	(34,773)
Options outstanding	423,082	396,504	348,830
Weighted Average Exercise Price
Options outstanding	$ 46.62	$ 59.92	$ 63.36
Options granted	3.80	10.16	29.04
Options exercised			18.88
Options forfeited	37.37	67.6	62.96
Options outstanding	$ 42.82	$ 46.62	$ 59.92